UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)

William P. Murphy

U.S. Bank Corporate Trust Services

One Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6699

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(unaudited)

August 31, 2018

(Dollar Amounts in Thousands)

Outstanding Principal Balance			Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)			Amortized Cost
			COLLEGE AND UNIVERSITY LOANS (102%)
			---------- ALABAMA (4%)--------
$140			Auburn University	3.000	12/01/2018	9.16%			$132

									132
			---------- CALIFORNIA (13%)--------
333			California State University	3.000	11/01/2019	8.99%			318
54			Lassen Junior College District	3.000	04/01/2020	10.27%			50
100			University Student Co-Operative Association	3.000	04/01/2019	10.70%			94

									462
			---------- DISTRICT OF COLUMBIA (49%)--------
513			Georgetown University	3.000	11/01/2020	10.36%			470
1,370			Georgetown University	4.000	11/01/2020	10.52%			1,269

									1,738
			---------- INDIANA (24%) --------
1,010			Vincennes University	3.000	06/01/2023	9.02%			828

									828
			---------- MISSISSIPPI (7%)--------
280			Mississippi State University	3.000	12/01/2020	9.64%			247

									247
			---------- NEW Mexico (1%)--------
21			College of Santa Fe	3.000	10/01/2018	10.43%			20

									20
			---------- PENNSYLVANIA (2%)--------
75			Villanova University	3.000	04/01/2019	10.70%			71

									71
			---------- TEXAS (2%)--------
83			University of Saint Thomas	3.000	10/01/2019	10.41%			78

									78

	(B	)	TOTAL COLLEGE & UNIVERSITY LOANS (102%)						3,576

			Allowance for Loan Losses (-1%)						(36)

			Loans, net of allowance for loan losses (101%)						3,540

			TOTAL INVESTMENTS (101%)				(B	)	$3,540

			OTHER ASSETS, LESS LIABILITIES (-1%)						(37)

			NET ASSETS (100.0%)						$3,503

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity from the date of purchase.
(B)	The tax basis of the Loans is approximately $3,979.

The accompanying notes are an integral part of this schedule.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ William P. Murphy, Assistant Vice President

Date	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Giordano, Executive Vice President

Date	October 26, 2018

*	Print the name and title of each signing officer under his or her signature.